Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Amounts due from third party payment platforms	$ 14,237,874	$ 2,782,990
Others	1,487,550	1,147,316
Prepayments and Other Current Assets	$ 15,725,424	$ 3,930,306